Collateral and Contractual Commitments for the Acquisition of Property, Plant and Equipment, Loans to Customers and Other - Summary of Collateral and Contractual Commitments for Acquisition of Property, Plant And Equipment, Loans to Customers and Other (Detail) - USD ($)
$ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Collateral and contractual commitments [abstract]
Collateral given for own liabilities	$ 277	$ 306
Contractual commitments to purchase property, plant and equipment	641	538
Contractual commitments to acquire loans to associates/customers	59	72
Other commitments	$ 1,846	$ 1,800